Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Conservative Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period
presented
is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during
the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	4.69	1.70	2.67
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000 ® Index, 6% MSCI EAFE Index (Net)	4.38	2.06	3.26
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 802,872,560
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 693,509
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 802,872,560
Total number of portfolio holdings	33
Management services fees (represents 0.08% of Fund average net assets)	$ 693,509
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%

Variable Portfolio – Conservative Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the
Average
Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	4.42	1.46	2.51
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	4.38	2.06	3.26
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 802,872,560
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 693,509
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 802,872,560
Total number of portfolio holdings	33
Management services fees (represents 0.08% of Fund average net assets)	$ 693,509
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%

Variable Portfolio – Conservative Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown
in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	4.49	1.46	2.51
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	4.38	2.06	3.26
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 802,872,560
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 693,509
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 802,872,560
Total number of portfolio holdings	33
Management services fees (represents 0.08% of Fund average net assets)	$ 693,509
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%

Variable Portfolio – Moderately Conservative Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual
Total
Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	6.72	3.23	3.85
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	6.67	3.79	4.62
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,989,162,453
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,313,380
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,989,162,453
Total number of portfolio holdings	38
Management services fees (represents 0.06% of Fund average net assets)	$ 1,313,380
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%

Variable Portfolio – Moderately Conservative Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager
performance
detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.41	2.98	3.70
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	6.67	3.79	4.62
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,989,162,453
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,313,380
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,989,162,453
Total number of portfolio holdings	38
Management services fees (represents 0.06% of Fund average net assets)	$ 1,313,380
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%

Variable Portfolio – Moderately Conservative Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	6.40	2.97	3.70
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000 ® Index, 11% MSCI EAFE Index (Net)	6.67	3.79	4.62
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,989,162,453
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,313,380
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,989,162,453
Total number of portfolio holdings	38
Management services fees (represents 0.06% of Fund average net assets)	$ 1,313,380
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%

Variable Portfolio – Moderate Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	9.00	4.99	5.14
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 ® Index, 15% MSCI EAFE Index (Net)	9.20	5.57	6.03
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 13,571,945,400
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,886,020
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 13,571,945,400
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 9,886,020
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%

Variable Portfolio – Moderate Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.72	4.73	4.99
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 ® Index, 15% MSCI EAFE Index (Net)	9.20	5.57	6.03
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 13,571,945,400
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,886,020
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 13,571,945,400
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 9,886,020
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%

Variable Portfolio – Moderate Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	8.71	4.72	4.99
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 ® Index, 15% MSCI EAFE Index (Net)	9.20	5.57	6.03
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 13,571,945,400
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,886,020
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 13,571,945,400
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 9,886,020
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%

Variable Portfolio - Moderately Aggressive Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average
Annual
Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	11.28	6.39	6.23
Blended Benchmark - 46% Russell 3000 ® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	11.76	7.32	7.40
Russell 3000 ® Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 5,871,606,440
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,403,816
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,871,606,440
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 4,403,816
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%

Variable Portfolio - Moderately Aggressive Portfolio Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from
U
.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	11.00	6.13	6.07
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	11.76	7.32	7.40
Russell 3000® Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 5,871,606,440
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,403,816
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,871,606,440
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 4,403,816
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%

Variable Portfolio – Moderately Aggressive Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	10.98	6.13	6.07
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	11.76	7.32	7.40
Russell 3000® Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
MSCI EAFE Index (Net)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 5,871,606,440
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,403,816
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 5,871,606,440
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 4,403,816
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%

Variable Portfolio – Aggressive Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	13.49	7.91	7.37
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	14.17	8.95	8.67
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,353,547,763
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,210,737
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,353,547,763
Total number of portfolio holdings	39
Management services fees (represents 0.05% of Fund average net assets)	$ 1,210,737
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%

Variable Portfolio – Aggressive Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.20	7.64	7.22
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	14.17	8.95	8.67
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,353,547,763
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,210,737
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,353,547,763
Total number of portfolio holdings	39
Management services fees (represents 0.05% of Fund average net assets)	$ 1,210,737
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%

Variable Portfolio – Aggressive Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	13.21	7.64	7.22
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	14.17	8.95	8.67
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,353,547,763
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,210,737
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,353,547,763
Total number of portfolio holdings	39
Management services fees (represents 0.05% of Fund average net assets)	$ 1,210,737
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical Representation
of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%